13. SELLING AND MARKETING EXPENSES: Schedule of Selling and Marketing Expense (Details) - CAD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Details
Payroll (sales personnel)		$ 0	$ 335,920	$ 329,091	$ 0
Marketing and advertising		103,123	178,058	105,658	9,858
Distribution		0	102,948	161,304	0
Travel		0	79,235	67,769	0
Selling and marketing	[1]	$ 103,123	$ 696,161	$ 663,822	$ 9,858

[1]	Note 13.